Revenue and expenses (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Gains (Losses) related to unrealized non-hedge derivative contracts	$ 6,089	$ 19,180
Employee share purchase plan, matching contribution, percentage	75.00%
Impairment loss recognised in profit or loss, property, plant and equipment	$ 11,320
Bottom of range [Member]
Statement [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary	1.00%
Top of range [Member]
Statement [Line Items]
Employee share purchase plan, contributions, percentage of pre-tax base salary	10.00%
Lalor [Member]
Statement [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 11,320
Manitoba [Member]
Statement [Line Items]
Profit sharing plan, percentage	10.00%
Peru [Member]
Statement [Line Items]
Profit sharing plan, percentage	8.00%